Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 73,483	$ 77,088
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 18,467	$ 20,197	$ 18,715
Net sales (in % of total net sales)	37.00%	39.00%	38.00%
Total of selected non-current assets	$ 35,896	$ 37,525
Selected non-current assets (in % of total selected non-current assets)	49.00%	49.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 21,536	$ 20,463	$ 19,725
Net sales (in % of total net sales)	42.00%	40.00%	41.00%
Total of selected non-current assets	$ 35,806	$ 37,522
Selected non-current assets (in % of total selected non-current assets)	49.00%	49.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,542	$ 10,966	$ 10,219
Net sales (in % of total net sales)	21.00%	21.00%	21.00%
Total of selected non-current assets	$ 1,781	$ 2,041
Selected non-current assets (in % of total selected non-current assets)	2.00%	2.00%